Significant Accounting Policies - Summary of revenue by type of service (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Segment Information
Total	¥ 2,071,772	$ 291,803	¥ 2,185,266	¥ 2,119,514
Audio entertainment
Segment Information
Total	2,063,346		2,174,314	2,101,475
Podcast, advertising and others
Segment Information
Total	¥ 8,426		¥ 10,952	¥ 18,039